Investment Objectives and Goals - Taylor Frigon Core Growth Fund	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Taylor Frigon Core Growth Fund seeks long-term capital appreciation.